SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES	12 Months Ended
Dec. 31, 2025
BP Employee Savings Plan (Plan No. 001)
EBP, Accounting Policy [Line Items]
SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES	SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES
Basis of Accounting. The financial statements of the Plans are prepared under the accrual method of accounting in accordance with U.S. generally accepted accounting principles (“U.S. GAAP”).

Use of Estimates. The preparation of financial statements in conformity with U.S. GAAP requires management to make estimates that affect the amounts reported in the financial statements and accompanying notes. Actual results may differ from those estimates.

Payment of Benefits. Benefits are recorded when paid.

Participant Account Transfers. Eligibility requirements differ from Plan to Plan. If a participant becomes eligible for a different plan within the Company’s control group, as defined by ERISA, the participant is permitted to transfer balances from the old Plan to the new Plan at any time. Participant account balance transfers are accounted for as rollover contributions in the statements of changes in net assets available for benefits.
Excess Contributions Payable. The Plans are required to return contributions received during the Plan year in excess of the Internal Revenue Code (“IRC”) limits.

Investment Valuation and Income Recognition. All investment assets held by the Master Trust (except for the Income Fund) are stated at fair value. Further information regarding the techniques used to measure the fair value of investment assets held by the Master Trust is detailed in Note 6 (Fair Value Measurements).

In connection with the Income Fund, the Master Trust invests in Synthetic Guaranteed Investment Contracts. See Note 5 (Master Trust). The Synthetic Guaranteed Investment Contracts are measured at contract value. Contract value is the relevant measurement attributable to fully benefit-responsive investment contracts, as contract value is the amount participants would receive if they were to initiate permitted transactions under the terms of the Plans.

Purchases and sales of securities are recorded on a trade-date basis. Interest income is recorded on an accrual basis. Dividends are recorded on the ex-dividend date. Net appreciation (depreciation) includes the Plans' gains and losses on investments bought and sold as well as held during the year.
Notes Receivable from Participants. Notes receivable from participants represent participant loans that are recorded at their unpaid principal balance plus any accrued but unpaid interest. Interest income on notes receivable from participants is recorded when it is earned. Related fees are recorded as administrative expenses and are expensed when they are incurred. If a participant ceases to make loan repayments and the Plan Administrator deems the participant loan to be a distribution, the participant loan balance is reduced and a benefit payment is recorded.
BP Partnership Savings Plan (Plan No. 051)
EBP, Accounting Policy [Line Items]
SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES	SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES
Basis of Accounting. The financial statements of the Plans are prepared under the accrual method of accounting in accordance with U.S. generally accepted accounting principles (“U.S. GAAP”).

Use of Estimates. The preparation of financial statements in conformity with U.S. GAAP requires management to make estimates that affect the amounts reported in the financial statements and accompanying notes. Actual results may differ from those estimates.

Payment of Benefits. Benefits are recorded when paid.

Participant Account Transfers. Eligibility requirements differ from Plan to Plan. If a participant becomes eligible for a different plan within the Company’s control group, as defined by ERISA, the participant is permitted to transfer balances from the old Plan to the new Plan at any time. Participant account balance transfers are accounted for as rollover contributions in the statements of changes in net assets available for benefits.
Excess Contributions Payable. The Plans are required to return contributions received during the Plan year in excess of the Internal Revenue Code (“IRC”) limits.

Investment Valuation and Income Recognition. All investment assets held by the Master Trust (except for the Income Fund) are stated at fair value. Further information regarding the techniques used to measure the fair value of investment assets held by the Master Trust is detailed in Note 6 (Fair Value Measurements).

In connection with the Income Fund, the Master Trust invests in Synthetic Guaranteed Investment Contracts. See Note 5 (Master Trust). The Synthetic Guaranteed Investment Contracts are measured at contract value. Contract value is the relevant measurement attributable to fully benefit-responsive investment contracts, as contract value is the amount participants would receive if they were to initiate permitted transactions under the terms of the Plans.

Purchases and sales of securities are recorded on a trade-date basis. Interest income is recorded on an accrual basis. Dividends are recorded on the ex-dividend date. Net appreciation (depreciation) includes the Plans' gains and losses on investments bought and sold as well as held during the year.
Notes Receivable from Participants. Notes receivable from participants represent participant loans that are recorded at their unpaid principal balance plus any accrued but unpaid interest. Interest income on notes receivable from participants is recorded when it is earned. Related fees are recorded as administrative expenses and are expensed when they are incurred. If a participant ceases to make loan repayments and the Plan Administrator deems the participant loan to be a distribution, the participant loan balance is reduced and a benefit payment is recorded.
BP DirectSave Plan (Plan No. 052)
EBP, Accounting Policy [Line Items]
SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES	SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES
Basis of Accounting. The financial statements of the Plans are prepared under the accrual method of accounting in accordance with U.S. generally accepted accounting principles (“U.S. GAAP”).

Use of Estimates. The preparation of financial statements in conformity with U.S. GAAP requires management to make estimates that affect the amounts reported in the financial statements and accompanying notes. Actual results may differ from those estimates.

Payment of Benefits. Benefits are recorded when paid.

Participant Account Transfers. Eligibility requirements differ from Plan to Plan. If a participant becomes eligible for a different plan within the Company’s control group, as defined by ERISA, the participant is permitted to transfer balances from the old Plan to the new Plan at any time. Participant account balance transfers are accounted for as rollover contributions in the statements of changes in net assets available for benefits.
Excess Contributions Payable. The Plans are required to return contributions received during the Plan year in excess of the Internal Revenue Code (“IRC”) limits.

Investment Valuation and Income Recognition. All investment assets held by the Master Trust (except for the Income Fund) are stated at fair value. Further information regarding the techniques used to measure the fair value of investment assets held by the Master Trust is detailed in Note 6 (Fair Value Measurements).

In connection with the Income Fund, the Master Trust invests in Synthetic Guaranteed Investment Contracts. See Note 5 (Master Trust). The Synthetic Guaranteed Investment Contracts are measured at contract value. Contract value is the relevant measurement attributable to fully benefit-responsive investment contracts, as contract value is the amount participants would receive if they were to initiate permitted transactions under the terms of the Plans.

Purchases and sales of securities are recorded on a trade-date basis. Interest income is recorded on an accrual basis. Dividends are recorded on the ex-dividend date. Net appreciation (depreciation) includes the Plans' gains and losses on investments bought and sold as well as held during the year.
Notes Receivable from Participants. Notes receivable from participants represent participant loans that are recorded at their unpaid principal balance plus any accrued but unpaid interest. Interest income on notes receivable from participants is recorded when it is earned. Related fees are recorded as administrative expenses and are expensed when they are incurred. If a participant ceases to make loan repayments and the Plan Administrator deems the participant loan to be a distribution, the participant loan balance is reduced and a benefit payment is recorded.
BPX Energy Employee Savings Plan (Plan No. 100)
EBP, Accounting Policy [Line Items]
SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES	SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES
Basis of Accounting. The financial statements of the Plans are prepared under the accrual method of accounting in accordance with U.S. generally accepted accounting principles (“U.S. GAAP”).

Use of Estimates. The preparation of financial statements in conformity with U.S. GAAP requires management to make estimates that affect the amounts reported in the financial statements and accompanying notes. Actual results may differ from those estimates.

Payment of Benefits. Benefits are recorded when paid.

Participant Account Transfers. Eligibility requirements differ from Plan to Plan. If a participant becomes eligible for a different plan within the Company’s control group, as defined by ERISA, the participant is permitted to transfer balances from the old Plan to the new Plan at any time. Participant account balance transfers are accounted for as rollover contributions in the statements of changes in net assets available for benefits.
Excess Contributions Payable. The Plans are required to return contributions received during the Plan year in excess of the Internal Revenue Code (“IRC”) limits.

Investment Valuation and Income Recognition. All investment assets held by the Master Trust (except for the Income Fund) are stated at fair value. Further information regarding the techniques used to measure the fair value of investment assets held by the Master Trust is detailed in Note 6 (Fair Value Measurements).

In connection with the Income Fund, the Master Trust invests in Synthetic Guaranteed Investment Contracts. See Note 5 (Master Trust). The Synthetic Guaranteed Investment Contracts are measured at contract value. Contract value is the relevant measurement attributable to fully benefit-responsive investment contracts, as contract value is the amount participants would receive if they were to initiate permitted transactions under the terms of the Plans.

Purchases and sales of securities are recorded on a trade-date basis. Interest income is recorded on an accrual basis. Dividends are recorded on the ex-dividend date. Net appreciation (depreciation) includes the Plans' gains and losses on investments bought and sold as well as held during the year.
Notes Receivable from Participants. Notes receivable from participants represent participant loans that are recorded at their unpaid principal balance plus any accrued but unpaid interest. Interest income on notes receivable from participants is recorded when it is earned. Related fees are recorded as administrative expenses and are expensed when they are incurred. If a participant ceases to make loan repayments and the Plan Administrator deems the participant loan to be a distribution, the participant loan balance is reduced and a benefit payment is recorded.
Archaea Employee Savings Plan (Plan No. 101)
EBP, Accounting Policy [Line Items]
SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES	SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES
Basis of Accounting. The financial statements of the Plans are prepared under the accrual method of accounting in accordance with U.S. generally accepted accounting principles (“U.S. GAAP”).

Use of Estimates. The preparation of financial statements in conformity with U.S. GAAP requires management to make estimates that affect the amounts reported in the financial statements and accompanying notes. Actual results may differ from those estimates.

Payment of Benefits. Benefits are recorded when paid.

Participant Account Transfers. Eligibility requirements differ from Plan to Plan. If a participant becomes eligible for a different plan within the Company’s control group, as defined by ERISA, the participant is permitted to transfer balances from the old Plan to the new Plan at any time. Participant account balance transfers are accounted for as rollover contributions in the statements of changes in net assets available for benefits.
Excess Contributions Payable. The Plans are required to return contributions received during the Plan year in excess of the Internal Revenue Code (“IRC”) limits.

Investment Valuation and Income Recognition. All investment assets held by the Master Trust (except for the Income Fund) are stated at fair value. Further information regarding the techniques used to measure the fair value of investment assets held by the Master Trust is detailed in Note 6 (Fair Value Measurements).

In connection with the Income Fund, the Master Trust invests in Synthetic Guaranteed Investment Contracts. See Note 5 (Master Trust). The Synthetic Guaranteed Investment Contracts are measured at contract value. Contract value is the relevant measurement attributable to fully benefit-responsive investment contracts, as contract value is the amount participants would receive if they were to initiate permitted transactions under the terms of the Plans.

Purchases and sales of securities are recorded on a trade-date basis. Interest income is recorded on an accrual basis. Dividends are recorded on the ex-dividend date. Net appreciation (depreciation) includes the Plans' gains and losses on investments bought and sold as well as held during the year.
Notes Receivable from Participants. Notes receivable from participants represent participant loans that are recorded at their unpaid principal balance plus any accrued but unpaid interest. Interest income on notes receivable from participants is recorded when it is earned. Related fees are recorded as administrative expenses and are expensed when they are incurred. If a participant ceases to make loan repayments and the Plan Administrator deems the participant loan to be a distribution, the participant loan balance is reduced and a benefit payment is recorded.